Long-term Debt - Issuance of the 8.00% 2019 Notes (Details) - 8.00% 2019 Notes - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 06, 2014	Dec. 31, 2015
Long-term debt [Line Items]
Interest rate		8.00%
Proceeds from issuance of notes	$ 48,425
Maturity date		Nov. 30, 2019
Frequency of payments		quarterly in arrears on each February 15, May 15, August 15 and November 15
Issuance date		Nov. 06, 2014
Face amount		$ 50,000
Period One, From issuance until November 15, 2016
Long-term debt [Line Items]
Redemption description		Prior to November 15, 2016, the Company may redeem the 2019 Notes, in whole or in part, at a price equal to 100% of their principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption.
Redemption price percentage		100.00%
Period Two, On or after November 15, 2016 until maturity
Long-term debt [Line Items]
Redemption description		The Company may redeem the 2019 Notes, in whole or in part, at any time on or after November 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
Redemption price percentage		100.00%
At any time, From issuance until maturity
Long-term debt [Line Items]
Redemption description		In addition, the Company may redeem the 2019 Notes in whole, but not in part, at any time, at a redemption price equal to 100% of their principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
Redemption price percentage		100.00%
Certain changes of control events
Long-term debt [Line Items]
Redemption description		Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
Redemption price percentage		101.00%
Net cash proceeds from certain asset sales
Long-term debt [Line Items]
Redemption description		If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
Redemption price percentage		101.00%